Note 8 - Investment in Juanicipio	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
8.	INVESTMENT IN JUANICIPIO

Minera Juanicipio, was created for the purpose of holding the Juanicipio property, and is held 56% by Fresnillo plc (“Fresnillo”) and 44% by the Company. On December 27, 2021, the Company and Fresnillo created Equipos Chaparral, in the same ownership proportions. Equipos Chaparral owns the processing facility and mining equipment which is leased to Minera Juanicipio. Minera Juanicipio and Equipos Chaparral are collectively referred to herein as “Juanicipio,” or, the “Juanicipio Mine”.

Juanicipio is governed by a shareholders’ agreement and by corporate by-laws. All costs relating to Juanicipio that are not extinguished by operating cash flows generated by Juanicipio, are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Juanicipio, and if either party does not fund pro-rata, their ownership interest will be diluted in accordance with the shareholders’ agreement and by-laws.

Fresnillo is the operator of Juanicipio, and with its affiliates, beneficially owns 9,314,877 common shares of the Company as at December 31, 2024, as publicly reported by Fresnillo.

The Company has recorded its Investment in Juanicipio using the equity method of accounting. The recorded value of the investment includes the carrying value of the deferred exploration, mineral and surface rights, Juanicipio costs incurred by the Company before the commencement of commercial production, the required net cash investments to establish and maintain its 44% interest in Juanicipio, and the Company’s 44% share of income from Juanicipio.

Changes during the year in the Company’s investment in Juanicipio are detailed as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
	$	$
Balance, beginning of year	394,622	338,316
Juanicipio oversight expenditures incurred 100% by MAG	-	384
Amortization of Juanicipio's oversight expenditures incurred 100% by MAG	(526)	(305)
Cash contributions and advances to Juanicipio (1)	-	24,992
Loan repayments from Juanicipio (2)	(92,361)	(25,714)
Dividends received from Juanicipio (3)	(26,400)	-
Total for the year	(119,286)	(642)
Income from equity accounted Investment in Juanicipio	92,875	65,099
Interest earned, reclassified to accounts receivable (4)	(4,197)	(8,150)
Balance, end of year	364,014	394,622

(1) During the year ended December 31, 2024, no cash contributions and advances were made to Juanicipio (year ended December 31, 2023: $24,992 cash contributions and advances, with $22,726 in the form of loans and $2,276 in the form of equity).

(2) During the year ended December 31, 2024, no loans to Juanicipio were converted into equity (year ended December 31, 2023: $7,251). As at December 31, 2024, the Company has advanced, net of aggregate repayments, $2,053 as shareholder loans to Juanicipio ( December 31, 2023: $94,414).

(3) During the year ended December 31, 2024, an inaugural dividends payment amounting to $26,400 was received from Juanicipio (year ended December 31, 2023: nil).

(4) A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. For the year ended December 31, 2024, the Company earned interest amounting to $4,197 (year ended December 31, 2023: $8,150) while $5,015 of interest payments were received from Juanicipio (year ended December 31, 2023: $7,639).

A summary of financial information of Juanicipio (on a 100% basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies) is as follows:

Juanicipio Statements of Income

	For the year ended
	December 31,	December 31,
	2024	2023
	$	$

Sales	627,366	442,288
Cost of sales:
Production cost	(153,521)	(171,830)
Depreciation and amortization	(91,197)	(68,475)
	(244,718)	(240,305)
Gross profit	382,648	201,983

Consulting and administrative expenses	(14,319)	(18,768)
Extraordinary mining and other duties	(10,415)	(4,945)
	357,914	178,270

Exchange gains (losses) and other	4,347	(2,937)
Interest expense	(9,538)	(18,524)
Income tax expense	(151,181)	(27,381)

Net income	201,542	129,428

MAG's 44% portion of net income	88,678	56,948
Interest on Juanicipio loans - MAG's 44%	4,197	8,150
MAG's 44% equity income	92,875	65,099

Juanicipio Statements of Financial Position

	December 31,	December 31,
	2024	2023
	$	$
Assets

Current assets
Cash and cash equivalents	53,193	42,913
Value added tax and other receivables	3,902	3,162
Income tax receivable	1,862	3,758
Concentrate sales receivable	88,324	56,532
Inventories
Stockpiles	4,365	2,417
Metal concentrates	1,916	2,361
Materials and supplies	18,724	18,414
Prepaids and other assets	1,784	5,501
	174,070	135,058
Non-current assets
Right-of-use assets	965	1,590
Mineral interests, plant and equipment	767,244	794,512
Deferred tax assets	8,953	24,336
	777,162	820,438
Total assets	951,232	955,496

Liabilities

Current liabilities
Payables	17,719	22,167
Interest and other payables to shareholders	3,534	12,160
Taxes payable	47,318	14,395
	68,571	48,722
Non-current liabilities
Lease obligation	974	1,597
Provisions
Reserves for retirement and pension	141	112
Reclamation and closure	3,871	3,605
Deferred tax liabilities	54,066	9,439
	59,052	14,753
Total liabilities	127,623	63,475

Equity

Shareholders' equity including shareholder advances	823,610	892,021
Total equity	823,610	892,021
Total liabilities and equity	951,232	955,496

Juanicipio Statements of Cash Flows

	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Operating activities
Net income	201,541	129,428
Items not involving cash
Depreciation and amortization	91,197	68,475
Income tax expense	151,181	27,381
Interest incurred on loans	9,538	18,524
Other	(1,634)	3,304
Income tax payments	(55,998)	(83,875)
Change in other operating working capital	(39,135)	(18,172)

Net cash from operating activities	356,691	145,064

Investing activities
Capital expenditures including plant, mine development and exploration	(67,411)	(84,881)
Other	4,084	1,487
Net cash used in investing activities	(63,326)	(83,393)

Financing activities
Dividends paid to shareholders	(60,000)	-
Loans and other capital provided by shareholders	-	56,800
Repayments of loans to shareholders	(209,920)	(58,441)
Interest paid to shareholders	(11,399)	(17,409)
Payment of lease obligations	(1,016)	(856)
Net cash used in financing activities	(282,335)	(19,906)

Effect of exchange rate changes on cash and cash equivalents	(749)	46

Increase in cash and cash equivalents during the year	10,281	41,811

Cash and cash equivalents, beginning of year	42,913	1,102

Cash and cash equivalents, end of year	53,193	42,913